Offerings - Offering: 1	Aug. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Amount Registered | shares	1,184,910
Proposed Maximum Offering Price per Unit	1.14
Maximum Aggregate Offering Price	$ 1,356,722.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 207.71
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement also covers an indeterminate number of additional securities which may be offered and issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions.

Represents ordinary shares, no par value, of Inspira Technologies Oxy B.H.N. Ltd., or Ordinary Shares and the Registrant, respectively, reserved for issuance in connection with securities awards that may be granted under the Company’s Amended and Restated 2019 Equity Incentive Plan, or the Amended and Restated 2019 Plan, to which this Registration Statement relates.

The fee is based on the number of Ordinary Shares which may be issued in connection with securities awards that may be granted under the Amended and Restated 2019 Plan that this Registration Statement on Form S-8 relates to and is estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee based upon the average of the high and low sales price of the Registrant’s Ordinary Shares as reported on the Nasdaq Capital Market on September 4, 2025.